October 31, 2000


Annual Report

LifeChoice Conservative Investor Fund

LifeChoice Moderate Investor Fund

LifeChoice Growth Investor Fund

Victory Funds
(LOGO) (R)

                              Table of Contents

Shareholder Letter                                     2

2000 Annual Report Commentary                          3

Financial Statements

Schedules of Investments                               5

Statements of Assets and Liabilities                   8

Statements of Operations                               9

Statements of Changes in Net Assets                   10

Financial Highlights                                  11

Notes to Financial Statements                         14

Report of Independent Accountants                     16


The Victory Portfolios

Key Asset Management Inc. (KAM), a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives a fee for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory LifeChoice Funds.


NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Key Asset Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Victory Funds
(LOGO) (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

Letter to our Shareholders

On behalf of Victory Funds, thank you for your continued support and confidence in using Victory Funds to help meet your investment goals! We strive on a daily basis to make sure you have the appropriate information you need to remain confident in your choice to invest in Victory Funds. To that end, I am pleased to present the Victory LifeChoice Funds Annual Report for the period ending October 31, 2000. I hope you find this report useful, easy to read, and a valuable tool.

The past year has been an exciting time for Victory Funds. Through the combination of a new sales and marketing literature system, a new and improved Internet presence, and the support of the many financial intermediaries offering Victory Funds, we are now over 30 mutual funds strong with more than $20 billion in assets under management.

Two of Victory Funds' core beliefs are guidance and education. We recognize it can be a complex decision to invest in securities through mutual funds, particularly when your hard-earned savings to fund a child's education, a new home, or a comfortable retirement is on the line. That's why I feel it is important for our shareholders to know "What Makes Victory Funds Different?" I am confident that after you review the following points you will be reassured of your investment in Victory Funds and in a better position to share the Victory story with your family, friends, and business associates. So, "What Makes Victory Funds Different?"

Truth in Labeling. Dependability is the essence of Victory Funds. When you entrust your money to a Victory Fund, you can rest assured that the portfolio managers of the Funds are known for adhering to the fund's stated management style and investment objective.

Discipline. A highly rigorous and disciplined investment process, refined over decades by the wisdom of experienced money managers, guides the selection of securities for Victory Funds. Key Asset Management, Inc., an established firm with a 100-year heritage, meticulously implements this proven process.

Teamwork. A knowledgeable team of investment professionals supports Victory Fund portfolio managers, who have an average of 17 years of experience.

Guidance. Victory strives to make sure you have the information you need to make the best investment decisions. The guidance available through investment professionals, "www.victoryfunds.com," our educational materials, and Victory Funds Service Center (1-800-539-FUND) all come together for one purpose -- our shareholders.

Performance. The ultimate measure of your investment success is performance. At Victory Funds, our long-term perspective leads us to pursue the optimal return with a reasonable level of risk. We are committed to achieving consistent, rewarding results over time.

Again, thank you for choosing the Victory Funds to help you realize your financial goals and, as always, we welcome your comments on this report.

/s/ Leigh A. Wilson

Leigh A. Wilson
President
Victory Funds

2000 Annual Report Commentary

For the year November 1, 1999 through October 31, 2000, all three Victory LifeChoice Funds significantly outperformed the three major indices to which they are compared: the Lehman Aggregate Bond Index, 7.30%; the Lipper Balanced Fund Index, 7.88%; and the S&P 500 Composite Index, 6.09%. After a two-year hiatus, Asset Allocation has returned. The 12-month returns for Victory LifeChoice Funds were 11.56%, 12.92% and 14.23% for the Conservative Investor Fund, the Moderate Investor Fund and the Growth Investor Fund, respectively. Asset Allocation refers to the way you spread your investment dollars among different asset classes. One component of the philosophy behind Asset Allocation is that the good and the bad will balance out and, over time, the average will outperform any of the individual parts. It was a very good year for Asset Allocation because everything came together, both with the various asset classes and with most of the active management decisions made within the portfolios.

   Looking first at the equity markets over the past 12-months, performance has leveled off with respect to two recent trends. First, in general, value outperformed growth. Large-cap value (as measured by the S&P/BARRA Value) bested large-cap growth (S&P/BARRA Growth) for the first time in almost 7 years and small-cap value (Russell 2000 Value) came in ahead of small-cap growth (Russell 2000 Growth) for the first time since 1997. As for mid-cap equities, growth (S&P Midcap Growth) still outperformed, but value (S&P Midcap Value) was able to close the gap considerably. The second trend that reversed with respect to equities in 2000 was that mid-cap stocks outperformed both the small-cap and large-cap sectors, a feat which has not been done since 1991. As for the specialty asset classes, both real estate investments and convertible securities performed very well for the 12-month period ending October 31, 2000. As measured by the Morgan Stanley REIT Index, real estate investments, specifically REIT's, returned an impressive 18.20%. Convertible securities did even better during this timeframe, with the Lipper Convertible Securities Fund Index posting a remarkable 23.88% and the Merrill Lynch All Convertibles (excluding mandatory conversion) Index, which is the index used for that appropriate portion of the LifeChoice portfolios, returning a respectable 13.19%. Lastly, the bond markets recovered nicely after a stagnant previous 12-month period (with a 0.53% one-year return as of 10/31/99), pulling in a steady 7.30% as of October 31, 2000, as measured by the Lehman Aggregate Bond Index.

   Within the LifeChoice portfolios, during the past 12 months, the over-weight to large-value had a big impact on the relative outperformance. With no direct exposure to large-cap growth (S&P/BARRA Growth Index returned -8.86% YTD as of October 31, 2000) the Funds were not hurt by the very asset class that caused their underperformance during the past two years. In the comeback story of the year, the Victory Special Value Fund outpaced the S&P Midcap Value Index, 29.94% vs. 21.82%. On the other side of this asset class, the INVESCO Dynamics Fund continued to be a steady performer with a return of 42.59% vs. 43.00% for the S&P Midcap Growth Index. Like mid-cap value, our small-cap value allocation helped overall performance; the Victory Small Company Opportunity Fund returned 24.95% while the Russell 2000 Value Index managed only 17.30%. Our effort to include a true small-cap growth allocation resulted in the move from Neuberger Berman Genesis to Berger Small Company Growth at the end of the March 2000. This decision had a negative effect on all three portfolios since Berger, a small-cap growth fund, did not participate in the outperformance of small-cap value. However, this move was in line with the broader goals of the LifeChoice Funds, that is, it was done to ensure proper asset allocation, not to chase returns. Unfortunately the international equity allocations also hurt, with the Victory International Growth Fund down a -6.20%, compared to a -2.07% for the Morgan Stanley All Country World ex-USA Index. The real estate position in the Victory Real Estate Investment Fund continued to outperform all real estate indices. And the convertible allocations gained 20.57% with the Victory Convertible Securities Fund.

   One change to the LifeChoice Asset Allocation Committee that needs to be mentioned ... Key Asset Management's (KAM) new chief market strategist, Rich Nash has replaced outgoing |chief market strategist, Charlie Crane. Rich joins Tony Aveni (KAM's chief investment officer), Chris Dyer (Managing Director, Investment Products Group) and Terry Taylor (Managing Director, Portfolio Analytics) on the Committee. Looking ahead, the Committee will maintain a long-term approach with a current overweight to large-cap value and look for an opportunity to buy back into a true large-cap growth name, if and when the time is perceived to be right. In the meantime, keep in mind that both Victory Value and Victory Diversified Stock, while classified as large-cap value, have exposure to the growth side of the large-cap equity universe. In fiscal year 2001 modest returns are again expected from the stock market. With input from KAM's Asset Allocation Committee, the Funds have returned to a more neutral weighting between stocks and bonds. In general, the Committee believes that a well-diversified approach to portfolio management will put the Funds in a position to take advantage of the best, while minimizing the worst areas of the market next year.

S&P 400 Mid-Cap Value is constructed by dividing the stocks in the S&P Mid-Cap Index according to the price-to-book ratio. The lower ratios are in the Value Index.

S&P 400 Mid-Cap Growth is constructed by dividing the stocks in the S&P Mid-Cap Index according to the price-to-book ratio. The higher ratios are in the Growth Index.

MSCI All Country World XUSA Index is an unmanaged index, generally representative of all developed and emerging markets in the Morgan Stanley universe excluding the USA, with free versions of countries where they exist. Total of 47 countries currently included.

Lipper Convertible Securities Fund Index invests its portfolio primarily in convertible bonds and convertible preferred shares. Lipper Mutual Fund Indices are equally weighted and composed of the largest mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gains distributions and income dividends.

The Morgan Stanley REIT Index is a capitalization weighted index with dividends reinvested of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

The Lipper Balanced Fund Index is a non-weighted index of the 30 largest funds within the Lipper Balanced Fund investment category.

The Lehman Brothers Aggregate Bond Index is a broad-based unmanaged index that represents the general performance of longer term (greater than 1 year) investment-grade fixed-income securities.

The Merrill Lynch All Convertibles Index is an unmanaged index representative of all US Convertible securities, excluding those with mandatory conversion requirements.

The S&P/Barra Growth Index is an unmanaged index, generally representative of all the stocks in the Standard & Poor's 500 that have high price-to-book ratios.

The S&P/Barra Value Index is an unmanaged index, generally representative of all the stocks in the Standard & Poor's 500 that have lower price-to-book ratios.

The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, generally representative of domestically traded common stocks of mid- to large-size companies.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Growth Index measures the performance of those Russell
2000 companies with higher price-to-book ratios and higher forecasted growth values.

An investor cannot invest directly in an index.

LifeChoice Conservative Investor Fund

          Total Return
     As of October 31, 2000

  One Year            11.56%
  Three Years          7.43%
  Since Inception
  12/31/96             8.74%

(Dollars in thousands)

               Conservative     S&P 500          Lehman Aggregate
12/31/96       10000            10000            10000
1/31/97        10110            10626            10031
2/28/97        10110            10709            10056
3/31/97         9939            10269             9944
4/30/97        10091            10882            10093
5/31/97        10434            11545            10188
6/30/97        10676            12063            10309
7/31/97        11093            13022            10587
8/31/97        10920            12292            10497
9/30/97        11286            12965            10652
10/31/97       11122            12532            10806
11/30/97       11163            13112            10856
12/31/97       11271            13338            10965
1/31/98        11333            13485            11106
2/28/98        11624            14458            11098
3/31/98        11905            15198            11136
4/30/98        11967            15351            11194
5/31/98        11831            15087            11300
6/30/98        11925            15700            11396
7/31/98        11725            15533            11420
8/31/98        10902            13291            11606
9/30/98        11205            14138            11878
10/31/98       11418            15289            11815
11/30/98       11738            16216            11882
12/31/98       11999            17149            11918
1/31/99        12088            17866            12003
2/28/99        11798            17311            11794
3/31/99        11993            18004            11859
4/30/99        12420            18701            11896
5/31/99        12330            18259            11792
6/30/99        12538            19275            11755
7/31/99        12390            18671            11705
8/31/99        12288            18578            11699
9/30/99        12153            18069            11835
10/31/99       12359            19213            11878
11/30/99       12525            19607            11877
12/31/99       12913            20758            11820
1/31/2000      12736            19715            11781
2/29/2000      12996            19342            11924
3/31/2000      13462            21234            12081
4/30/2000      13212            20595            12046
5/31/2000      13141            20172            12041
6/30/2000      13560            20670            12291
7/31/2000      13536            20347            12403
8/31/2000      14076            21610            12583
9/30/2000      13934            20469            12662
10/31/2000     13789            20383            12746

Past performance is not predictive of future results.

LifeChoice Moderate Investor Fund

          Total Return
     As of October 31, 2000

  One Year            12.92%
  Three Years          8.71%
  Since Inception
  12/31/96            10.28%

(Dollars in thousands)

               Moderate         S&P 500          Lehman Aggregate
12/31/96       10000            10000            10000
1/31/97        10140            10626            10031
2/28/97        10250            10709            10056
3/31/97         9953            10269             9944
4/30/97        10094            10882            10093
5/31/97        10576            11545            10188
6/30/97        10877            12063            10309
7/31/97        11352            13022            10587
8/31/97        11130            12292            10497
9/30/97        11619            12965            10652
10/31/97       11324            12532            10806
11/30/97       11365            13112            10856
12/31/97       11483            13338            10965
1/31/98        11514            13485            11106
2/28/98        11977            14458            11098
3/31/98        12354            15198            11136
4/30/98        12447            15351            11194
5/31/98        12199            15087            11300
6/30/98        12308            15700            11396
7/31/98        11995            15533            11420
8/31/98        10704            13291            11606
9/30/98        11063            14138            11878
10/31/98       11462            15289            11815
11/30/98       11923            16216            11882
12/31/98       12382            17149            11918
1/31/99        12447            17866            12003
2/28/99        12034            17311            11794
3/31/99        12253            18004            11859
4/30/99        12733            18701            11896
5/31/99        12646            18259            11792
6/30/99        13029            19275            11755
7/31/99        12876            18671            11705
8/31/99        12755            18578            11699
9/30/99        12564            18069            11835
10/31/99       12885            19213            11878
11/30/99       13199            19607            11877
12/31/99       13781            20758            11820
1/31/2000      13467            19715            11781
2/29/2000      13746            19342            11924
3/31/2000      14411            21234            12081
4/30/2000      14002            20595            12046
5/31/2000      13850            20172            12041
6/30/2000      14338            20670            12291
7/31/2000      14220            20347            12403
8/31/2000      14938            21610            12583
9/30/2000      14691            20469            12662
10/31/2000     14549            20383            12746

Past performance is not predictive of future results.

LifeChoice Growth Investor Fund

          Total Return
     As of October 31, 2000

  One Year            14.23%
  Three Years          9.97%
  Since Inception
  12/31/96            11.72%

(Dollars in thousands)

               Growth           S&P 500          Lehman Aggregate
12/31/96       10000            10000            10000
1/31/97        10200            10626            10031
2/28/97        10170            10709            10056
3/31/97         9918            10269             9944
4/30/97        10109            10882            10093
5/31/97        10741            11545            10188
6/30/97        11105            12063            10309
7/31/97        11609            13022            10587
8/31/97        11347            12292            10497
9/30/97        11951            12965            10652
10/31/97       11497            12532            10806
11/30/97       11547            13112            10856
12/31/97       11691            13338            10965
1/31/98        11670            13485            11106
2/28/98        12307            14458            11098
3/31/98        12795            15198            11136
4/30/98        12908            15351            11194
5/31/98        12568            15087            11300
6/30/98        12684            15700            11396
7/31/98        12323            15533            11420
8/31/98        10679            13291            11606
9/30/98        11084            14138            11878
10/31/98       11608            15289            11815
11/30/98       12142            16216            11882
12/31/98       12720            17149            11918
1/31/99        12730            17866            12003
2/28/99        12230            17311            11794
3/31/99        12472            18004            11859
4/30/99        13050            18701            11896
5/31/99        12952            18259            11792
6/30/99        13472            19275            11755
7/31/99        13319            18671            11705
8/31/99        13177            18578            11699
9/30/99        12925            18069            11835
10/31/99       13387            19213            11878
11/30/99       13852            19607            11877
12/31/99       14680            20758            11820
1/31/2000      14202            19715            11781
2/29/2000      14482            19342            11924
3/31/2000      15381            21234            12081
4/30/2000      14809            20595            12046
5/31/2000      14598            20172            12041
6/30/2000      15127            20670            12291
7/31/2000      14916            20347            12403
8/31/2000      15830            21610            12583
9/30/2000      15456            20469            12662
10/31/2000     15291            20383            12746

Past performance is not predictive of future results.

Graphs reflect investment growth of a $10,000 investment, since inception.

Investment return and net asset value may fluctuate so that an investor's shares may be worth more or less than their original cost.

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions. Total returns for more than one year are average annual total returns.

The Lehman Brothers Aggregate Bond Index (Lehman Aggregate) is a broad-based unmanaged index that represents the general performance of longer-term (greater than 1 year), investment-grade fixed-income securities.

The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies.

The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Fee waivers are voluntary and may be modified or terminated at any time.

Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Victory Portfolios                Schedules of Investments
LifeChoice Conservative Investor Fund         October 31, 2000

(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares       Value

Mutual Funds (100.3%)

Equity Funds (31.5%):
Victory Value Fund, Class A.............    33,727      $  610
Victory Diversified Stock Fund,
  Class A...............................    47,047         841
INVESCO Dynamics Fund...................     9,915         289
Victory Small Company Opportunity
  Fund, Class A (b).....................     5,599         147
Berger Small Company Growth Fund........    21,007         139
Victory International Growth Fund,
  Class A...............................    25,315         351
                                                         2,377
Fixed Income/Specialty Funds (64.1%):
Victory Real Estate Investment Fund, ...
  Class A...............................    37,791         434
Victory Convertible Securities Fund,
  Class A...............................    76,317       1,090
Loomis Sayles Bond Fund,
  Institutional Class...................    78,893         867
Victory Investment Quality Bond Fund,
  Class A...............................    79,902         745
Victory Intermediate Income Fund,
  Class A...............................    79,810         742
Victory Fund For Income, Class A........    75,713         967
                                                         4,845

Money Market Funds (4.7%):
Victory Financial Reserves Fund.........   353,223         353
Total Mutual Funds                                       7,575
Total Investments (Cost $7,410) (a) -- 100.3%            7,575
Liabilities in excess of other assets -- (0.3)%            (22)
TOTAL NET ASSETS -- 100.0%                              $7,553


(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $80. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                             $ 243
     Unrealized depreciation                              (158)
     Net unrealized appreciation                         $  85

(b)  Non-income producing securities.

                      See notes to financial statements.

The Victory Portfolios                Schedules of Investments
LifeChoice Moderate Investor Fund             October 31, 2000
(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares       Value

Mutual Funds (100.1%)

Equity Funds (54.4%):
Victory Value Fund, Class A.............   187,886     $ 3,393
Victory Diversified Stock Fund,
  Class A...............................   249,265       4,449
Victory Special Value Fund, Class A.....    32,586         522
INVESCO Dynamics Fund...................    42,780       1,249
Victory Small Company Opportunity
  Fund, Class A (b).....................    28,812         759
Berger Small Company Growth Fund........   143,922         956
Victory International Growth Fund,
  Class A...............................   156,404       2,171
                                                        13,499
Fixed Income/Specialty Funds (45.6%):
Victory Real Estate Investment Fund, ...
  Class A...............................   129,688       1,490
Victory Convertible Securities Fund,
  Class A...............................   157,585       2,252
Loomis Sayles Bond Fund,
  Institutional Class...................   202,552       2,226
Victory Investment Quality Bond Fund,
  Class A...............................   301,300       2,808
Victory Intermediate Income Fund,
  Class A...............................   274,045       2,549
                                                        11,325
Money Market Funds (0.1%):
Victory Financial Reserves Fund.........    35,429          35
Total Mutual Funds                                      24,859
Total Investments (Cost $24,072) (a) -- 100.1%          24,859
Liabilities in excess of other assets -- (0.1)%            (21)
TOTAL NET ASSETS -- 100.0%                             $24,838


(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $300. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                            $1,079
     Unrealized depreciation                              (592)
     Net unrealized appreciation                        $  487

(b)  Non-income producing securities.

                      See notes to financial statements.

The Victory Portfolios                Schedules of Investments
LifeChoice Growth Investor Fund               October 31, 2000
(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares       Value

Mutual Funds (100.1%)

Equity Funds (75.4%):
Victory Value Fund, Class A.............   169,444     $ 3,060
Victory Diversified Stock Fund,
  Class A...............................   242,639       4,331
Victory Special Value Fund, Class A.....    33,667         539
INVESCO Dynamics Fund...................    46,820       1,367
Victory Small Company Opportunity
  Fund, Class A (b).....................    26,483         698
Berger Small Company Growth Fund........   123,940         823
Victory International Growth Fund,
  Class A...............................   167,274       2,322
                                                        13,140
Fixed Income/Specialty Funds (22.8%):
Victory Real Estate Investment Fund,
  Class A...............................    89,280       1,026
Victory Convertible Securities Fund,
  Class A...............................    84,154       1,203
Loomis Sayles Bond Fund,
  Institutional Class...................    77,653         853
Victory Investment Quality Bond Fund,
  Class A...............................    94,444         880
                                                         3,962

Money Market Funds (1.9%):
Victory Financial Reserves Fund.........   329,168         329
Total Mutual Funds                                      17,431
Total Investments (Cost $16,789) (a) -- 100.1%          17,431
Liabilities in excess of other assets -- (0.1)%            (18)
TOTAL NET ASSETS -- 100.0%                             $17,413


(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $161. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                             $ 968
     Unrealized depreciation                              (487)
     Net unrealized appreciation                         $ 481

(b)  Non-income producing securities.

                      See notes to financial statements.


THE VICTORY PORTFOLIOS     Statements of Assets and Liabilities
LifeChoice Funds                               October 31, 2000
(Amounts in Thousands, Except Per Share Amounts)


                                                                    LifeChoice            LifeChoice             LifeChoice
                                                                    Conservative          Moderate               Growth
                                                                    Investor Fund         Investor Fund          Investor Fund
ASSETS:
Investments, at value (Cost $7,410; $24,072 & $16,789)              $7,575                $24,859                $17,431
Dividends receivable                                                     2                      1                      2
Receivable from affiliates                                               8                      8                     12
Unamortized organization costs                                          11                     11                     11
Prepaid expenses and other assets                                        2                      3                      3

         Total Assets                                                7,598                 24,882                 17,459

LIABILITIES:
Payable for organization costs                                          11                     11                     11
Accrued expenses and other payables:
     Investment advisory fees                                            1                      2                      1
     Transfer agent fees                                                 2                      3                      5
     Other                                                              31                     28                     29

         Total Liabilities                                              45                     44                     46

NET ASSETS:
Capital                                                              7,268                 22,594                 15,270
Undistributed net investment income                                     31                     64                     20
Net unrealized appreciation/depreciation from investments              165                    787                    642
Accumulated undistributed net realized gains
  from investment transactions                                          89                  1,393                  1,481

         Net Assets                                                 $7,553                $24,838                $17,413

Outstanding units of beneficial interest (shares)                      664                  2,020                  1,337
Net asset value

     Offering and Redemption price per share                        $11.37                $ 12.30                $ 13.02


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                        Statements of Operations
LifeChoice Funds                   For the Year Ended October 31, 2000
(Amounts in Thousands)


                                                               LifeChoice           LifeChoice              LifeChoice
                                                               Conservative         Moderate                Growth
                                                               Investor Fund        Investor Fund           Investor Fund
Investment Income:
Dividend income                                                $353                 $  887                  $  447

     Total Income                                               353                    887                     447

Expenses:
Investment advisory fees                                         14                     47                      33
Administration fees                                              12                     12                      12
Shareholder service fees                                          2                      4                       2
Accounting fees                                                  40                     41                      38
Custodian fees                                                    3                      3                       3
Legal and audit fees                                              2                      4                       3
Amortization of organization costs                               11                     11                      11
Transfer agent fees                                               9                     12                      18
Registration and filing fees                                     10                     12                      11
Printing fees                                                     1                      4                      13
Other                                                            --                      1                       2

     Total Expenses                                             104                    151                     146

Expenses voluntarily reduced                                     (7)                   (23)                    (17)

     Expenses before reimbursement from distributor              97                    128                     129
     Expenses reimbursed from distributor                       (83)                   (81)                    (96)

     Total Expenses                                              14                     47                      33

Net Investment Income                                           339                    840                     414

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment transactions        259                  1,659                   1,715
Change in unrealized appreciation/depreciation
  from investments                                              174                    314                      69

Net realized/unrealized gains/(losses) from investments         433                  1,973                   1,784

Change in net assets resulting from operations                 $772                 $2,813                  $2,198


                      See notes to financial statements.


THE VICTORY PORTFOLIOS
LifeChoice Funds                           Statements of Changes in Net Assets
(Amounts in Thousands)


                                                 LifeChoice                    LifeChoice                    LifeChoice
                                                 Conservative                  Moderate                      Growth
                                                 Investor Fund                 Investor Fund                 Investor Fund

                                            Year           Year           Year          Year           Year           Year
                                            Ended          Ended          Ended         Ended          Ended          Ended
                                            October 31,    October 31,    October 31,   October 31,    October 31,    October 31,
                                            2000           1999           2000          1999           2000           1999
From Investment Activities:
Operations:
     Net investment income                 $   339        $   312        $   840      $    579        $   414        $   197
     Net realized gains/(losses) from
       investment transactions                 259            (13)         1,659           499          1,715            463
     Net change in unrealized
       appreciation/depreciation
       from investments                        174            315            314         1,379             69          1,220

Change in net assets resulting
  from operations                              772            614          2,813         2,457          2,198          1,880

Distributions to Shareholders:
     From net investment income               (335)          (411)          (824)         (676)          (406)          (295)
     From net realized gains from
       investment transactions                 (60)          (162)          (754)         (434)          (684)          (338)

Change in net assets from
  distributions to shareholders               (395)          (573)        (1,578)       (1,110)        (1,090)          (633)

Capital Transactions:
     Proceeds from shares issued             2,651          2,737          4,287        11,834          4,721          7,578
     Dividends reinvested                      395            573          1,578         1,110          1,090            633
     Cost of shares redeemed                (2,556)        (4,298)        (5,060)      (10,621)        (5,620)        (5,362)

Change in net assets from
  capital transactions                         490           (988)           805         2,323            191          2,849

Change in net assets                           867           (947)         2,040         3,670          1,299          4,096

Net Assets:
     Beginning of period                     6,686          7,633         22,798        19,128         16,114         12,018

     End of period                         $ 7,553        $ 6,686        $24,838      $ 22,798        $17,413        $16,114

Share Transactions:
     Issued                                    237            251            354         1,032            372            635
     Reinvested                                 36             53            133            98             88             55
     Redeemed                                 (229)          (396)          (423)         (923)          (445)          (452)

Change in shares                                44            (92)            64           207             15            238


                      See notes to financial statements.


THE VICTORY PORTFOLIOS
LifeChoice Conservative Investor Fund                     Financial Highlights
(For a Share Outstanding Throughout Each Period)


                                                          Year              Year              Period            Period
                                                          Ended             Ended             Ended             Ended
                                                          October 31,       October 31,       October 31,       November 30,
                                                          2000              1999              1998<F3>          1997<F2>
Net Asset Value, Beginning of Period                      $10.78            $10.72            $10.89            $10.00

Investment Activities
     Net investment income                                  0.53              0.45              0.37              0.31
     Net realized and unrealized gains/(losses)
       from investments                                     0.69              0.41             (0.12)             0.84<F6>

     Total from Investment Activities                       1.22              0.86              0.25              1.15

Distributions
     Net investment income                                 (0.53)            (0.58)            (0.39)            (0.26)
     Net realized gains                                    (0.10)            (0.22)            (0.03)               --

     Total Distributions                                   (0.63)            (0.80)            (0.42)            (0.26)

Net Asset Value, End of Period                            $11.37            $10.78            $10.72            $10.89

Total Return                                               11.56%             8.24%             2.29%<F4>        11.62%<F4>

Ratios/Supplementary Data:

Net Assets at end of period (000)                         $7,553            $6,686            $7,633            $9,137
Ratio of expenses to average net assets                     0.20%             0.19%             0.23%<F5>         0.29%<F5>
Ratio of net investment income to
  average net assets                                        4.74%             3.97%             3.72%<F5>         3.41%<F5>
Ratio of expenses to average net assets<F1>                 1.46%             1.46%             1.50%<F5>         5.18%<F5>
Ratio of net investment income to
  average net assets<F1>                                    3.48%             2.70%             2.45%<F5>        (1.48)%<F5>
Portfolio Turnover                                            56%               57%               78%               19%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period December 31, 1996 (commencement of operations) through
     November 30, 1997.

<F3> Effective March 23, 1998, the KeyChoice Income & Growth Fund became the
     Victory LifeChoice Conservative Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Income & Growth Fund.

<F4> Not annualized

<F5> Annualized

<F6> The amount shown for a share outstanding throughout the period does not accord with the change in the aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS

LifeChoice Moderate Investor Fund                 Financial Highlights
(For a Share Outstanding Throughout Each Period)


                                                             Year              Year             Period             Period
                                                             Ended             Ended            Ended              Ended
                                                             October 31,       October 31,      October 31,        November 30,
                                                             2000              1999             1998<F3>           1997<F2>
Net Asset Value, Beginning of Period                         $ 11.66           $ 10.94          $ 11.19            $10.00

Investment Activities
     Net investment income                                      0.43              0.30             0.24              0.20
     Net realized and unrealized gains/(losses)
       from investments                                         1.02              1.03            (0.14)             1.16

     Total from Investment Activities                           1.45              1.33             0.10              1.36

Distributions
     Net investment income                                     (0.42)            (0.36)           (0.26)            (0.17)
     Net realized gains                                        (0.39)            (0.25)           (0.09)               --

     Total Distributions                                       (0.81)            (0.61)           (0.35)            (0.17)

Net Asset Value, End of Period                               $ 12.30           $ 11.66          $ 10.94            $11.19

Total Return                                                   12.92%            12.42%            0.90%<F4>        13.64%<F4>

Ratios/Supplementary Data:
Net Assets at end of period (000)                            $24,838           $22,798          $19,128            $7,728
Ratio of expenses to average net assets                         0.20%             0.20%            0.22%<F5>         0.27%<F5>
Ratio of net investment income to
  average net assets                                            3.58%             2.53%            2.32%<F5>         2.26%<F5>
Ratio of expenses to average net assets<F1>                     0.64%             0.71%            0.93%<F5>         3.32%<F5>
Ratio of net investment income to
  average net assets<F1>                                        3.14%             2.02%            1.61%<F5>         (.79)%<F5>
Portfolio Turnover                                                48%               69%              42%               50%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period December 31, 1996 (commencement of operations) through
     November 30, 1997.

<F3> Effective March 23, 1998, the KeyChoice Moderate Growth Fund became the
     Victory LifeChoice Moderate Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Moderate Growth Fund

<F4> Not annualized

<F5> Annualized



                      See notes to financial statements.


THE VICTORY PORTFOLIOS
LifeChoice Growth Investor Fund                           Financial Highlights
(For a Share Outstanding Throughout Each Period)


                                                       Year              Year             Period             Period
                                                       Ended             Ended            Ended              Ended
                                                       October 31,       October 31,      October 31,        November 30,
                                                       2000              1999             1998<F3>           1997<F2>
Net Asset Value, Beginning of Period                   $ 12.19           $ 11.08          $ 11.44            $10.00

Investment Activities
     Net investment income                                0.32              0.16             0.13              0.11
     Net realized and unrealized gains/(losses)
       from investments                                   1.35              1.51            (0.07)             1.43

     Total from Investment Activities                     1.67              1.67             0.06              1.54

Distributions
     Net investment income                               (0.31)            (0.25)           (0.14)            (0.10)
     Net realized gains                                  (0.53)            (0.31)           (0.28)               --

     Total Distributions                                 (0.84)            (0.56)           (0.42)            (0.10)

Net Asset Value, End of Period                         $ 13.02           $ 12.19          $ 11.08            $11.44

Total Return                                             14.23%            15.33%            0.52%<F4>        15.46%<F4>

Ratios/Supplementary Data:
Net Assets at end of period (000)                      $17,413           $16,114          $12,018            $7,515
Ratio of expenses to average net assets                   0.20%             0.20%            0.23%<F5>         0.30%<F5>
Ratio of net investment income to
  average net assets                                      2.48%             1.31%            1.19%<F5>         0.81%<F5>
Ratio of expenses to average net assets<F1>               0.88%             1.01%            1.16%<F5>         3.67%<F5>
Ratio of net investment income to
  average net assets<F1>                                  1.80%             0.50%            0.26%<F5>        (2.56)%<F5>
Portfolio Turnover                                          62%               52%              30%              106%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period December 31, 1996 (commencement of operations) through
     November 30, 1997.

<F3> Effective March 23, 1998, the KeyChoice Growth Fund became the Victory
     LifeChoice Growth Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Growth Fund.

<F4> Not annualized

<F5> Annualized



                      See notes to financial statements.

THE VICTORY PORTFOLIOS                           Notes to Financial Statements
LifeChoice Funds                                              October 31, 2000

1.   Organization:

     The Victory Portfolios (the "Trust") was organized on December 6, 1995, as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of 30 active funds. Included are the financial statements and financial highlights of the LifeChoice Conservative Investor Fund, LifeChoice Moderate Investor Fund, and the LifeChoice Growth Investor Fund (collectively, the "Funds").

     The LifeChoice Conservative Investor Fund seeks to provide current income combined with moderate growth of capital by allocating its assets primarily among registered investment companies that invest in fixed income securities and, to a lesser extent, equity securities. The LifeChoice Moderate Investor Fund seeks to provide growth of capital combined with a moderate level of current income by allocating its assets primarily among registered investment companies that invest in equity securities and, to a lesser extent, fixed income securities. The LifeChoice Growth Investor Fund seeks to provide growth of capital by allocating its assets primarily among registered investment companies that invest in equity securities.

2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments in registered investment companies are valued at the closing net asset value per share on the day of valuation. Short-term investments of the Funds are valued at amortized cost, which approximates market value or at original cost which, combined with accrued interest, approximates market value.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Repurchase Agreements:

     The Funds may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Funds' investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     Dividends to Shareholders:

     Dividends payable to shareholders are declared and distributed quarterly. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     Federal Income Taxes:

     It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

     Other:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or other appropriate basis.

     Costs incurred in connection with the organization of the Funds are being amortized on a straight-line basis over a period not to exceed sixty months from the date the Funds commenced operations. Organization costs were paid by the Distributor on behalf of the Funds and are being amortized over a five-year period with a corresponding payable from the Funds to the Distributor to repay such cost at the conclusion of the amortization period.

                                  Continued

THE VICTORY PORTFOLIOS                Notes to Financial Statements--continued
LifeChoice Funds                                              October 31, 2000

3.   Purchases and Sales of Securities:

     Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 2000 were as follows (amounts in thousands):

                                                 Purchases          Sales

     LifeChoice Conservative Investor Fund....    $ 4,573          $ 3,958
     LifeChoice Moderate Investor Fund........    $12,814          $11,004
     LifeChoice Growth Investor Fund..........    $10,958          $10,187

4.   Related Party Transactions:

     Investment advisory services are provided to the Funds by Key Asset Management, Inc. ("the Adviser"), a wholly owned subsidiary of KeyCorp. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyTrust Company of Ohio, N.A., a subsidiary of KeyCorp and an affiliate of the Adviser, serving as custodian for the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     Key and its affiliated brokerage and banking companies also serve as a Shareholder Servicing Agent for the Funds. As such, Key and its affiliates provide support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Key and its affiliates may receive a fee of up to 0.25% of the average daily net assets of the Funds.

     BISYS Fund Services (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Funds. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments or fees from the Funds for serving as officers.

     Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.01% of the average daily net assets of each of the Funds with a minimum of $12,000 per Fund per year.

     BISYS Fund Services, Ohio Inc., an affiliate of BISYS, serves the Funds as Fund Accountant. Under the terms of the Fund Accounting Agreement, the fee is based on a percentage of the average daily net assets of the Funds with a minimum of $20,000 per Fund per year.

     Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios.

     Additional information regarding related party transactions is as follows for the year ended October 31, 2000:

                                                   Investment Advisory Fees

                                                   Percentage
                                                   of Average      Voluntary
                                                      Daily           Fee
                                                   Net Assets     Reductions
                                                                     (000)

     LifeChoice Conservative Investor Fund.......     0.20%           $ 7
     LifeChoice Moderate Investor Fund...........     0.20%           $23
     LifeChoice Growth Investor Fund.............     0.20%           $17

5.   Federal Income Tax Information (Unaudited):

     For the year ended October 31, 2000, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

                                                 Qualified Dividend Income

     LifeChoice Conservative Investor Fund........        12.44%
     LifeChoice Moderate Investor Fund............        13.98%
     LifeChoice Growth Investor Fund..............        16.52%

     During the taxable year ended October 31, 2000, the following Funds paid long-term capital gain distributions:

                                                 Capital Gain Distributions
                                                           (000)

     LifeChoice Moderate Investor Fund ...........         $153
     LifeChoice Growth Investor Fund .............           58

     These amounts are included in distributions to shareholders from net realized gains from investment transactions in the accompanying statements of changes in net assets.

6.   Subsequent Events:

     Distributions of short-term and long-term capital gains were declared and paid November 17, 2000 to shareholders of record on November 16, 2000 as follows:



                                                       Short-Term           Long-Term
                                                       Capital Gain         Capital Gain        Total
     LifeChoice Conservative Investor Fund........     0.0454               0.2065              0.2519
     LifeChoice Moderate Investor Fund............     0.1306               0.7241              0.8547
     LifeChoice Growth Investor Fund..............     0.1921               1.0111              1.2032


                      REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Trustees of
  The Victory Portfolios:

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the LifeChoice Conservative Investor Fund, the LifeChoice Moderate Investor Fund, and the LifeChoice Growth Investor Fund (three of the Funds constituting The Victory Portfolios, hereafter referred to as the "Funds") at October 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for two years then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and verification by examination of securities at October 31, 2000, by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Columbus, Ohio
December 14, 2000

The Victory Funds
127 Public Square
OH-01-27-1612
Cleveland, Ohio 44114

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Victory Funds
(LOGO) (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

                                                           1VF-LCHF-AR  11/00